CERT/BSE

03056153

1-14248

BOSTON
STOCK EXCHANGE

Via Fax & Mail: (202) 942-9608

April 15, 2003

Ms. Krista M. Hughes, Chief
Corporate Filer Group 2
Room 1004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

APR 16 2003

RE: SEC Certification

Dear Ms. Hughes:

We submit herewith, in duplicate, a Certification of the Boston Stock Exchange, Inc., relative to listing and permanent registration pursuant to the Commission's Rule 12dl-1 for the following security:

Arch Wireless, Inc.
Common Stock - $.001 Par Value

As it is proposed that trading may commence as soon as possible, acceleration of registration under Rule 12d1-2 is hereby requested.

Your acknowledgment on the duplicate of this letter would be appreciated.

Very truly yours,

Anthony K. Stankiewicz, Esq
Vice President, Listings

PROCESSED
APR 16 2003
THOMSON FINANCIAL

Encl.

cc: Division of Market Regulation

Edward Baker
Chariman & CEO
Arch Wireless, Inc..
1800 West Park Drive, Suite 250
Westborough, MA 01581
(508) 836-3626

Heidi Treiber.
(617) 526-5000

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BOSTON
STOCK EXCHANGE

**CERTIFICATE OF THE BOSTON STOCK EXCHANGE
RELATIVE TO LISTING AND PERMANENT REGISTRATION
PURSUANT TO RULE X-12D1-1**

Securities and Exchange Commission
Washington, D.C.

APR 15 2003

The Governing Committee of the Boston
Stock Exchange hereby certifies that on **April 14, 2003**
it received from

Arch Wireless.

FILE NO.
FORM 8-A

what purports to be the application for permanent registration of the following securities on this Exchange:

Title of Security	Issued	Unissued
Common Stock -$.001 Par Value	18,464,072	1,535,928

that it has received the following amendments on the dates stated: **Form 8-A**

April 14, 2003

The Governing Committee of the Boston Stock Exchange further certifies that it has approved the above-mentioned issued securities for listing and registration, and that it has approved the above-mentioned unissued securities for addition to the list upon notice of issuance.

GOVERNING COMMITTEE
BOSTON STOCK EXCHANGE

Anthony K. Stankiewicz, Esq.
Vice President, Listings

April 14, 2003
Date

h:\hallie\drafts\stratusec.doc

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